Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Available for sale (AFS) fixed maturities	$ 36,083	$ 34,123	$ 37,899
Trading fixed maturities	40	42	54
Equity securities, at fair value	648	773	809
Derivatives including equity index call options and other assets	646	825	924
Variable annuity assets (separate accounts)	668	664	628
Total assets accounted for at fair value	38,144	36,529	40,364
Liabilities:
Total liabilities accounted for at fair value	4,227	3,943	3,740
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	4,208	3,933	3,730
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	19	10	10
Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	36,083	34,123	37,899
Trading fixed maturities	40	42	54
U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	25	44	45
Equity securities
Assets:
Equity securities, at fair value	648	773	809
Derivatives including equity index call options and other assets	646	825
States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	2,944	3,422	4,349
Equity index call options
Assets:
Derivatives including equity index call options and other assets	0	0	0
Foreign government
Assets:
Available for sale (AFS) fixed maturities	34	34	34
Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	59	102	50
Residential MBS
Assets:
Available for sale (AFS) fixed maturities	2,518	2,140	2,099
Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	602	698	835
Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	3,290	3,491	3,379
Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	8,066	5,176	5,387
Corporate and other
Assets:
Available for sale (AFS) fixed maturities	18,604	19,118	21,771
Level 1
Assets:
Variable annuity assets (separate accounts)	0	0	0
Total assets accounted for at fair value	394	478	514
Liabilities:
Total liabilities accounted for at fair value	0	0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0	0
Level 1 | Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	326	47	22
Trading fixed maturities	0	0	0
Level 1 | U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	0	6	6
Level 1 | Equity securities
Assets:
Equity securities, at fair value	68	431	492
Level 1 | States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	0	0	0
Level 1 | Foreign government
Assets:
Available for sale (AFS) fixed maturities	0	0	0
Level 1 | Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	0	0	0
Level 1 | Residential MBS
Assets:
Available for sale (AFS) fixed maturities	0	0	0
Level 1 | Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	0	0	0
Level 1 | Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	0	0	0
Level 1 | Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	298	0	0
Level 1 | Corporate and other
Assets:
Available for sale (AFS) fixed maturities	28	41	16
Level 2
Assets:
Variable annuity assets (separate accounts)	668	664	628
Total assets accounted for at fair value	34,544	33,081	36,758
Liabilities:
Total liabilities accounted for at fair value	19	10	10
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	19	10	10
Level 2 | Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	32,932	31,399	35,061
Trading fixed maturities	40	42	54
Level 2 | U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	25	23	24
Level 2 | Equity securities
Assets:
Equity securities, at fair value	199	49	41
Level 2 | States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	2,885	3,358	4,284
Level 2 | Equity index call options
Assets:
Derivatives including equity index call options and other assets	646	825	924
Level 2 | Foreign government
Assets:
Available for sale (AFS) fixed maturities	34	34	34
Level 2 | Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	59	102	50
Level 2 | Residential MBS
Assets:
Available for sale (AFS) fixed maturities	2,516	2,013	1,971
Level 2 | Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	593	688	806
Level 2 | Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	3,290	3,443	3,365
Level 2 | Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	6,742	4,107	4,357
Level 2 | Corporate and other
Assets:
Available for sale (AFS) fixed maturities	16,847	17,733	20,220
Level 3
Assets:
Variable annuity assets (separate accounts)	0	0	0
Total assets accounted for at fair value	3,206	2,970	3,092
Liabilities:
Total liabilities accounted for at fair value	4,208	3,933	3,730
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	4,208	3,933	3,730
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities	0	0	0
Level 3 | Fixed maturities
Assets:
Available for sale (AFS) fixed maturities	2,825	2,677	2,816
Trading fixed maturities	0	0	0
Level 3 | U.S. Government and government agencies
Assets:
Available for sale (AFS) fixed maturities	0	15	15
Level 3 | Equity securities
Assets:
Equity securities, at fair value	381	293	276
Level 3 | States, municipalities and political subdivisions
Assets:
Available for sale (AFS) fixed maturities	59	64	65
Level 3 | Equity index call options
Assets:
Derivatives including equity index call options and other assets	0	0	0
Level 3 | Foreign government
Assets:
Available for sale (AFS) fixed maturities	0	0	0
Level 3 | Other assets — derivatives
Assets:
Derivatives including equity index call options and other assets	0	0	0
Level 3 | Residential MBS
Assets:
Available for sale (AFS) fixed maturities	2	127	128
Level 3 | Commercial MBS
Assets:
Available for sale (AFS) fixed maturities	9	10	29
Level 3 | Collateralized loan obligations
Assets:
Available for sale (AFS) fixed maturities	0	48	14
Level 3 | Other asset-backed securities
Assets:
Available for sale (AFS) fixed maturities	1,026	1,069	1,030
Level 3 | Corporate and other
Assets:
Available for sale (AFS) fixed maturities	$ 1,729	$ 1,344	$ 1,535